Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended		13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended		87 Months Ended		88 Months Ended		89 Months Ended		90 Months Ended		91 Months Ended		92 Months Ended		93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Jan. 29, 2018	Sep. 30, 2015	Feb. 28, 2018	Oct. 31, 2015	Mar. 31, 2018	Nov. 30, 2015	Apr. 30, 2018	Dec. 31, 2015	May 31, 2018	Jan. 31, 2016	Jun. 30, 2018	Feb. 29, 2016	Jul. 31, 2018	Mar. 31, 2016	Aug. 31, 2018	Apr. 30, 2016	Sep. 30, 2018	May 31, 2016	Oct. 31, 2018	Jun. 30, 2016	Nov. 30, 2018	Jul. 31, 2016	Dec. 31, 2018	Aug. 31, 2016	Jan. 31, 2019	Sep. 30, 2016	Feb. 28, 2019	Oct. 31, 2016	Mar. 31, 2019	Nov. 30, 2016	Apr. 30, 2019	Dec. 31, 2016	May 31, 2019	Jan. 31, 2017	Jun. 30, 2019	Feb. 28, 2017	Jul. 31, 2019	Mar. 31, 2017	Aug. 31, 2019	Apr. 30, 2017	Sep. 30, 2019	May 31, 2017	Oct. 31, 2019	Jun. 30, 2017	Nov. 30, 2019	Jul. 31, 2017	Dec. 31, 2019	Aug. 31, 2017	Jan. 31, 2020	Sep. 30, 2017	Feb. 29, 2020	Oct. 31, 2017	Mar. 31, 2020	Nov. 30, 2017	Apr. 30, 2020	Dec. 31, 2017	May 31, 2020	Jan. 31, 2018	Jun. 30, 2020	Feb. 28, 2018	Jul. 31, 2020	Mar. 31, 2018	Aug. 31, 2020	Apr. 30, 2018	Sep. 30, 2020	May 31, 2018	Oct. 31, 2020	Jun. 30, 2018	Nov. 30, 2020	Jul. 31, 2018	Dec. 31, 2020	Aug. 31, 2018	Jan. 31, 2021	Sep. 30, 2018	Feb. 28, 2021	Oct. 31, 2018	Mar. 31, 2021	Nov. 30, 2018	Apr. 30, 2021	Dec. 31, 2018	May 31, 2021	Jan. 31, 2019	Jun. 30, 2021	Feb. 28, 2019	Jul. 31, 2021	Mar. 31, 2019	Aug. 31, 2021	Apr. 30, 2019	Sep. 30, 2021	May 31, 2019	Oct. 31, 2021	Jun. 30, 2019	Nov. 30, 2021	Jul. 31, 2019	Dec. 31, 2021	Aug. 31, 2019	Jan. 31, 2022	Sep. 30, 2019	Feb. 28, 2022	Oct. 31, 2019	Mar. 31, 2022	Nov. 30, 2019	Apr. 30, 2022	Dec. 31, 2019	May 31, 2022	Jan. 31, 2020	Jun. 30, 2022	Feb. 29, 2020	Jul. 31, 2022	Mar. 31, 2020	Aug. 31, 2022	Apr. 30, 2020	Sep. 30, 2022	May 31, 2020	Oct. 31, 2022	Jun. 30, 2020	Nov. 30, 2022	Jul. 31, 2020	Dec. 31, 2022	Aug. 31, 2020	Jan. 31, 2023	Sep. 30, 2020	Feb. 28, 2023	Oct. 31, 2020	Mar. 31, 2023	Nov. 30, 2020	Apr. 30, 2023	Dec. 31, 2020	May 31, 2023	Jan. 31, 2021	Jun. 30, 2023	Feb. 28, 2021	Jul. 31, 2023	Mar. 31, 2021	Aug. 31, 2023	Apr. 30, 2021	Sep. 30, 2023	May 31, 2021	Oct. 31, 2023	Jun. 30, 2021	Nov. 30, 2023	Jul. 31, 2021	Dec. 31, 2023	Aug. 31, 2021	Jan. 31, 2024	Sep. 30, 2021	Feb. 29, 2024	Oct. 31, 2021	Mar. 31, 2024	Nov. 30, 2021	Apr. 30, 2024	Dec. 31, 2021	May 31, 2024	Jan. 31, 2022	Jun. 30, 2024	Feb. 28, 2022	Jul. 31, 2024	Mar. 31, 2022	Aug. 31, 2024	Apr. 30, 2022	Sep. 30, 2024	May 31, 2022	Oct. 31, 2024	Jun. 30, 2022	Nov. 30, 2024	Jul. 31, 2022	Dec. 31, 2024	Aug. 31, 2022	Jan. 31, 2025	Sep. 30, 2022	Feb. 28, 2025	Oct. 31, 2022	Mar. 31, 2025	Nov. 30, 2022	Apr. 30, 2025	Dec. 31, 2022	May 31, 2025	Jan. 31, 2023	Jun. 30, 2025	Feb. 28, 2023	Jul. 31, 2025	Mar. 31, 2023	Aug. 31, 2025	Apr. 30, 2023	Sep. 30, 2025	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025
Centre American Select Equity Fund | Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																						Centre American Select Equity Fund - Advisor Class
Accumulated Value		$ 10,000		$ 10,643		$ 10,668		$ 10,579		$ 10,275		$ 10,342		$ 10,722		$ 10,570		$ 10,779		$ 10,817		$ 11,150		$ 11,035		$ 11,074		$ 10,874		$ 10,817		$ 10,925		$ 11,240		$ 11,653		$ 11,820		$ 12,027		$ 12,342		$ 12,244		$ 12,559		$ 12,667		$ 12,844		$ 13,287		$ 13,494		$ 13,677		$ 14,657		$ 14,201		$ 13,956		$ 14,034		$ 14,434		$ 14,434		$ 14,646		$ 15,080		$ 15,169		$ 14,045		$ 14,089		$ 13,178		$ 14,078		$ 14,364		$ 14,637		$ 14,978		$ 13,983		$ 14,651		$ 14,774		$ 14,351		$ 14,392		$ 14,637		$ 14,856		$ 15,345		$ 15,435		$ 14,535		$ 13,815		$ 15,720		$ 16,275		$ 16,815		$ 17,655		$ 18,885		$ 17,820		$ 17,670		$ 19,230		$ 20,068		$ 20,068		$ 21,197		$ 21,746		$ 23,047		$ 23,392		$ 23,423		$ 23,220		$ 23,502		$ 23,094		$ 24,678		$ 24,631		$ 25,564		$ 25,892		$ 27,039		$ 29,060		$ 27,330		$ 28,150		$ 24,399		$ 25,855		$ 25,327		$ 23,379		$ 25,619		$ 26,493		$ 24,717		$ 26,120		$ 25,326		$ 26,009		$ 26,637		$ 26,342	$ 27,671	$ 28,391	$ 27,782	$ 26,582	$ 25,733	$ 27,800	$ 28,403	$ 28,952	$ 29,880	$ 30,959	$ 30,107	$ 31,054	$ 31,565	$ 32,058	$ 32,758	$ 33,194	$ 32,531	$ 33,440	$ 32,348	$ 32,773	$ 32,028	$ 30,560	$ 30,028	$ 31,581	$ 33,348	$ 33,880	$ 35,476	$ 35,753
Centre American Select Equity Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																						Centre American Select Equity Fund - Investor Class
Accumulated Value		10,000		10,633		10,667		10,571		10,277		10,344		10,723		10,571		10,780		10,828		11,150		11,036		11,074		10,875		10,828		10,935		11,261		11,665		11,843		12,050		12,365		12,277		12,582		12,691		12,868		13,322		13,529		13,717		14,698		14,241		13,996		14,096		14,497		14,497		14,721		15,167		15,256		14,141		14,185		13,269		14,197		14,484		14,757		15,112		14,115		14,798		14,921		14,498		14,552		14,812		15,044		15,538		15,628		14,728		14,007		15,944		16,514		17,070		17,925		19,171		18,105		17,955		19,562		20,413		20,429		21,590		22,156		23,490		23,852		23,883		23,679		23,977		23,569		25,202		25,171		26,137		26,483		27,684		29,759		27,993		28,849		25,008		26,501		25,991		23,989		26,301		27,192		25,398		26,838		26,026		26,727		27,392		27,097	28,482	29,221	28,593	27,374	26,506	28,648	29,292	29,860	30,807	31,944	31,054	32,058	32,588	33,100	33,820	34,294	33,630	34,578	33,435	33,902	33,138	31,609	31,078	32,671	34,517	35,069	36,725	$ 37,022
Centre Global Infrastructure Fund | Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																									Centre Global Infrastructure Fund - Advisor Class
Accumulated Value	$ 10,000		$ 9,340		$ 9,355		$ 9,536		$ 9,516		$ 9,776		$ 9,987		$ 9,926		$ 9,882		$ 9,371		$ 9,593		$ 9,017		$ 9,827		$ 9,984		$ 10,173		$ 10,292		$ 10,048		$ 10,545		$ 10,433		$ 10,414		$ 10,713		$ 10,913		$ 10,866		$ 11,296		$ 11,255		$ 10,462		$ 8,546		$ 9,198		$ 9,462		$ 9,348		$ 9,768		$ 9,856		$ 9,481		$ 9,416		$ 10,333		$ 10,486		$ 10,428		$ 10,500		$ 11,096		$ 11,449		$ 11,515		$ 11,300		$ 11,369		$ 11,449		$ 11,188		$ 11,409		$ 10,840		$ 11,340		$ 11,419		$ 11,614		$ 11,891		$ 11,437		$ 12,028		$ 11,107		$ 11,528		$ 11,215		$ 9,983		$ 10,613		$ 11,308		$ 10,972		$ 11,475		$ 10,947		$ 11,195		$ 11,482		$ 10,692		$ 11,198		$ 11,199		$ 10,954		$ 10,567		$ 10,552		$ 11,322		$ 11,578		$ 11,643		$ 11,671		$ 12,163		$ 11,820		$ 12,531		$ 12,420		$ 13,078		$ 13,766		$ 14,244		$ 14,309		$ 14,955		$ 13,965		$ 14,367		$ 14,823		$ 15,191		$ 15,278		$ 15,633		$ 15,859		$ 15,709		$ 16,309		$ 16,506
Centre Global Infrastructure Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																									Centre Global Infrastructure Fund - Investor Class
Accumulated Value	10,000		9,350		9,360		9,561		9,541		9,806		10,019		9,953		9,922		9,402		9,637		9,055		9,868		10,026		10,217		10,338		10,086		10,596		10,486		10,472		10,774		10,977		10,932		11,356		11,329		10,534		8,605		9,261		9,530		9,406		9,841		9,932		9,556		9,491		10,416		10,561		10,504		10,591		11,184		11,543		11,624		11,411		11,473		11,557		11,309		11,526		10,965		11,474		11,558		11,747		12,043		11,588		12,189		11,261		11,691		11,377		10,121		10,774		11,483		11,146		11,649		11,127		11,371		11,678		10,868		11,397		11,390		11,145		10,767		10,755		11,542		11,808		11,878		11,898		12,404		12,058		12,799		12,687		13,365		14,075		14,557		14,626		15,306		14,296		14,713		15,185		15,555		15,648		16,016		16,248		16,096		16,714		$ 16,919
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																						S&P 500 Total Return Index
Accumulated Value		10,000		10,844		10,876		10,704		10,173		10,159		10,849		10,891		11,086		11,115		11,525		11,541		11,543		11,332		11,752		11,984		12,212		12,697		12,711		12,842		13,023		13,104		13,373		13,414		13,691		14,011		14,440		14,601		15,437		14,868		14,490		14,546		14,896		14,988		15,545		16,052		16,143		15,040		15,346		13,961		15,079		15,564		15,866		16,508		15,459		16,549		16,787		16,521		16,830		17,195		17,819		18,356		18,349		16,839		14,759		16,651		17,444		17,791		18,794		20,145		19,380		18,864		20,929		21,734		21,514		22,108		23,076		24,307		24,477		25,049		25,644		26,423		25,194		26,960		26,773		27,973		26,525		25,731		26,686		24,359		24,404		22,389		24,454		23,457		21,296		23,020		24,307		22,907		24,346		23,752		24,624		25,008		25,117	26,776	27,637	27,197	25,900	25,355	27,671	28,928	29,414	30,985	31,982	30,675	32,196	33,352	33,758	34,577	35,315	34,995	37,049	36,166	37,173	36,688	34,621	34,386	36,550	38,409	39,271	40,067	$ 41,530
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																																																						S&P 500 Total Return Index
Accumulated Value		$ 10,000		$ 10,844		$ 10,876		$ 10,704		$ 10,173		$ 10,159		$ 10,849		$ 10,891		$ 11,086		$ 11,115		$ 11,525		$ 11,541		$ 11,543		$ 11,332		$ 11,752		$ 11,984		$ 12,212		$ 12,697		$ 12,711		$ 12,842		$ 13,023		$ 13,104		$ 13,373		$ 13,414		$ 13,691		$ 14,011		$ 14,440		$ 14,601		$ 15,437		$ 14,868		$ 14,490		$ 14,546		$ 14,896		$ 14,988		$ 15,545		$ 16,052		$ 16,143		$ 15,040		$ 15,346		$ 13,961		$ 15,079		$ 15,564		$ 15,866		$ 16,508		$ 15,459		$ 16,549		$ 16,787		$ 16,521		$ 16,830		$ 17,195		$ 17,819		$ 18,356		$ 18,349		$ 16,839		$ 14,759		$ 16,651		$ 17,444		$ 17,791		$ 18,794		$ 20,145		$ 19,380		$ 18,864		$ 20,929		$ 21,734		$ 21,514		$ 22,108		$ 23,076		$ 24,307		$ 24,477		$ 25,049		$ 25,644		$ 26,423		$ 25,194		$ 26,960		$ 26,773		$ 27,973		$ 26,525		$ 25,731		$ 26,686		$ 24,359		$ 24,404		$ 22,389		$ 24,454		$ 23,457		$ 21,296		$ 23,020		$ 24,307		$ 22,907		$ 24,346		$ 23,752		$ 24,624		$ 25,008		$ 25,117	$ 26,776	$ 27,637	$ 27,197	$ 25,900	$ 25,355	$ 27,671	$ 28,928	$ 29,414	$ 30,985	$ 31,982	$ 30,675	$ 32,196	$ 33,352	$ 33,758	$ 34,577	$ 35,315	$ 34,995	$ 37,049	$ 36,166	$ 37,173	$ 36,688	$ 34,621	$ 34,386	$ 36,550	$ 38,409	$ 39,271	$ 40,067	$ 41,530
S&P Global Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																									S&P Global Infrastructure Index
Accumulated Value	10,000		9,340		9,342		9,568		9,380		9,552		9,719		9,476		9,380		9,007		9,172		8,879		9,651		9,871		10,107		10,225		10,069		10,606		10,392		10,424		10,644		10,804		10,711		11,165		11,341		10,251		7,893		8,635		9,089		8,968		9,232		9,378		9,091		8,990		10,143		10,440		10,215		10,287		10,733		11,109		11,162		10,961		11,062		11,255		11,102		11,501		10,880		11,593		11,471		11,751		12,436		12,024		12,454		11,484		11,936		11,748		10,357		10,877		11,746		11,478		12,051		11,638		11,907		12,212		11,519		11,857		12,090		11,515		10,967		10,634		11,657		12,142		11,754		11,746		12,278		12,208		12,958		12,564		13,111		13,708		14,222		14,038		14,507		13,848		14,162		14,171		14,459		14,984		15,625		15,912		15,929		16,231		$ 16,469
S&P Global Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																									S&P Global Infrastructure Index
Accumulated Value	10,000		9,340		9,342		9,568		9,380		9,552		9,719		9,476		9,380		9,007		9,172		8,879		9,651		9,871		10,107		10,225		10,069		10,606		10,392		10,424		10,644		10,804		10,711		11,165		11,341		10,251		7,893		8,635		9,089		8,968		9,232		9,378		9,091		8,990		10,143		10,440		10,215		10,287		10,733		11,109		11,162		10,961		11,062		11,255		11,102		11,501		10,880		11,593		11,471		11,751		12,436		12,024		12,454		11,484		11,936		11,748		10,357		10,877		11,746		11,478		12,051		11,638		11,907		12,212		11,519		11,857		12,090		11,515		10,967		10,634		11,657		12,142		11,754		11,746		12,278		12,208		12,958		12,564		13,111		13,708		14,222		14,038		14,507		13,848		14,162		14,171		14,459		14,984		15,625		15,912		15,929		16,231		$ 16,469
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																									MSCI World Index
Accumulated Value	10,000		9,497		9,290		9,396		9,455		9,451		9,746		9,866		9,921		9,193		9,297		8,590		9,259		9,537		9,662		10,005		9,428		10,049		10,099		9,892		10,103		10,360		10,648		10,967		10,901		9,979		8,658		9,604		10,068		10,335		10,829		11,553		11,154		10,812		12,194		12,711		12,585		12,907		13,337		13,958		14,159		14,370		14,627		14,991		14,369		15,183		14,850		15,485		14,665		14,294		14,687		13,467		13,477		12,309		13,287		12,731		11,548		12,377		13,238		12,675		13,572		13,246		13,655		13,895		13,756		14,588		15,078		14,718		14,083		13,674		14,956		15,691		15,879		16,552		17,084		16,449		17,184		17,534		17,843		18,314		18,650		18,280		19,118		18,620		19,277		19,138		18,286		18,449		19,541		20,384		20,647		21,185		$ 21,866
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																									MSCI World Index
Accumulated Value	$ 10,000		$ 9,497		$ 9,290		$ 9,396		$ 9,455		$ 9,451		$ 9,746		$ 9,866		$ 9,921		$ 9,193		$ 9,297		$ 8,590		$ 9,259		$ 9,537		$ 9,662		$ 10,005		$ 9,428		$ 10,049		$ 10,099		$ 9,892		$ 10,103		$ 10,360		$ 10,648		$ 10,967		$ 10,901		$ 9,979		$ 8,658		$ 9,604		$ 10,068		$ 10,335		$ 10,829		$ 11,553		$ 11,154		$ 10,812		$ 12,194		$ 12,711		$ 12,585		$ 12,907		$ 13,337		$ 13,958		$ 14,159		$ 14,370		$ 14,627		$ 14,991		$ 14,369		$ 15,183		$ 14,850		$ 15,485		$ 14,665		$ 14,294		$ 14,687		$ 13,467		$ 13,477		$ 12,309		$ 13,287		$ 12,731		$ 11,548		$ 12,377		$ 13,238		$ 12,675		$ 13,572		$ 13,246		$ 13,655		$ 13,895		$ 13,756		$ 14,588		$ 15,078		$ 14,718		$ 14,083		$ 13,674		$ 14,956		$ 15,691		$ 15,879		$ 16,552		$ 17,084		$ 16,449		$ 17,184		$ 17,534		$ 17,843		$ 18,314		$ 18,650		$ 18,280		$ 19,118		$ 18,620		$ 19,277		$ 19,138		$ 18,286		$ 18,449		$ 19,541		$ 20,384		$ 20,647		$ 21,185		$ 21,866